Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	€ 8,403
Provisions made during the year		8,403
Provisions used during the year	(4,972)
Provisions reversed during the year	(2,822)
Transfers
Ending balance	609	8,403
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,403
Provisions made during the year		8,403
Provisions used during the year	(4,972)
Provisions reversed during the year	(2,822)
Transfers	(197)
Ending balance	412	8,403
Warranties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Provisions made during the year
Provisions used during the year
Provisions reversed during the year
Transfers	197
Ending balance	€ 197